Definition of Terms in Fund Name	Jul. 29, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks to provide current monthly income, with capital appreciation as a secondary objective, by investing in a diversified portfolio of ETFs. Under normal circumstances, the Trust will invest at least 80% of its assets in ETFs which invest 80% of their assets in fixed-income securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which consists of ETFs, which are advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor. The ETFs included in the portfolio invest in short duration fixed income securities and have been selected by the First Trust Advisors Model Investment Committee (the “Committee”) through a dynamic approach based on the following factors: the size and liquidity of the ETF (requiring a minimum market capitalization of $50,000,000 and at least 6 months of trading history); the current dividend yield of the ETF (prioritizing ETFs with higher yields); and the underlying fund holdings’ credit ratings (prioritizing ETFs that hold securities with lower rates of default). The ETFs selected have exposure to different fixed-income categories (referred to as “fixed income asset types”), including mortgage-backed securities, investment grade corporate bonds, high-yield bonds, senior loans, ultra-short maturity bonds (bonds with a maturity of less than one year), and exposure to U.S. and non-U.S. markets. There are no specific requirements relating to maturity that would exclude an ETF for selection for the portfolio. The ETF allocations were determined based on the Committee’s evaluation of a fixed income asset type’s relative value.

The following factors are not specifically weighted, but rather are considered in combination with each other to construct an overall view for each fixed-income asset type that aids the Committee in determining the ETF allocations. For each fixed income asset type, the Committee analyzed yields (the expected amount of income from a security relative to the market price of the security), spread (yield of one fixed income asset type to the yield of another fixed income asset type), credit fundamentals (metrics impacting overall credit risk for a fixed income asset type, including rate of default and trends in earnings), credit quality (limiting the maximum weight of high-yield credit to 40% of Trust assets) and supply and demand trends across the fixed-income asset types (including new issue supply and maturity of the underlying securities). The Committee considers the trailing 12-month default rate for the securities held by the ETFs, as well as the expectation for default rates going forward, to make the determination of how much to allocate to each ETF held by the Trust. Based on this holistic review, the Committee selects the ETFs that it believes have the best potential to achieve the Trust’s investment objectives. The weighted average effective duration of the Trust’s portfolio at the time of deposit will be less than three years.

The duration of a bond is a measure of its price sensitivity to interest rate movements based on the bond’s weighted average term to maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to U.S. treasury obligations through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.